13F-HR
12/31/2008
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  February 17, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    66803

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	3874   125000 SH       SOLE     01          125000        0        0
D AMERICAN EXPRESS CO		 COMMON STOCK	  025816109	 464    25000 SH       SOLE     01           25000        0        0
D AMERICREDIT CORP		 COMMON STOCK	  03060R101	 764   100000 SH       SOLE     01          100000        0        0
D BANK OF AMERICA CORPORATION    COMMON STOCK     060505104	4041   287000 SH       SOLE     01          287000 	  0        0
D DILLARDS INC			 CL A	 	  254067901     1270   320000 SH  CALL SOLE     01          320000        0        0
D GOOGLE INC			 CL A		  38259P508	2307     7500 SH       SOLE     01            7500 	  0        0
D HARTFORD FINL SVCS GROUP INC	 COMMON STOCK	  416515104	1232    75000 SH       SOLE     01           75000        0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902902     3329   280000 SH  CALL SOLE     01          280000        0        0
D ISHARES TR                     S&P 500 INDEX	  464287900    28814    31900 SH  CALL SOLE     01           31900        0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007904	 788    35000 SH  CALL SOLE     01           35000        0        0
D LORILLARD INC			 COMMON STOCK     544147101     4790    85000 SH       SOLE     01           85000 	  0        0
D MARKET VECTORS ETF TR		 GOLD MINER ETF   57060U100     2643    78000 SH       SOLE     01           78000 	  0        0
D PROLOGIS      		 SH BEN INT       743410102	1278    92000 SH       SOLE     01           92000 	  0        0
D PRUDENTIAL FINL INC		 COMMON STOCK     744320102	2880    95188 SH       SOLE     01           95188 	  0        0
D QUALCOMM INC			 COMMON STOCK     747525103	5375   150000 SH       SOLE     01          150000 	  0        0
D RESEARCH IN MOTION LTD	 COMMON STOCK	  760975102	1664    41000 SH       SOLE     01           41000 	  0        0
D UNITED CMNTY BKS BLAIRSVLE G	 CAP STK	  90984P105     1290    95000 SH       SOLE     01           95000 	  0        0


S REPORT SUMMARY                 17 DATA RECORDS               66803        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/08
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            17
               Total Records                   17
               Total Omitted                    0
Report Market Value x($1000)                66803
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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